CONCENTRATIONS OF RISKS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Major customers revenue and accounts receivable

For the six months ended June 30, 2015, the customers who accounted for 10% or more of the Company’s revenues is presented as follows:

	Six months ended June 30, 2015		June 30, 2015
	Revenues	Percentage of revenues	Trade accounts receivable

Customer A	$174,547	29%	$—
Customer B	150,000	25%	—
Customer C	140,000	23%	—

Total:	$464,547	77%	$—

For the six months ended June 30, 2014, the customer who accounted for 10% or more of the Company’s revenues is presented as follows:

	Six months ended June 30, 2014		June 30, 2014
	Revenues	Percentage of revenues	Trade accounts receivable

Customer D, related party	$8,795	27%	$—
Customer E, related party	6,352	19%	—
Customer F	6,125	18%	—
Customer G	6,003	18%	—

Total:	$27,275	82%	$—

For the year ended December 31, 2013, the customer who accounted for 10% or more of the Company’s revenues is presented as follows:

	Year ended December 31, 2013		December 31, 2013
	Revenues	Percentage of revenues	Trade accounts receivable

Customer A	$4,590	38%	$—
Customer B	1,753	14%	—
Customer C	1,250	10%	—
Customer D	1,250	10%	—

Total:	$8,843	72%	$—